UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-07507

Deutsche DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2023

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

June 30, 2023
Semiannual Report
Deutsche DWS Investments VIT Funds
DWS Equity 500 Index VIP

Contents
3	Performance Summary
4	Portfolio Summary
4	Portfolio Manager
5	Investment Portfolio
13	Statement of Assets and Liabilities
13	Statement of Operations
14	Statements of Changes in Net Assets
16	Financial Highlights
19	Notes to Financial Statements
25	Other Information
26	Information About Your Fund's Expenses
27	Liquidity Risk Management
27	Proxy Voting
28	Advisory Agreement Board Considerations and Fee Evaluation
This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
Stocks may decline in value. Various factors, including costs, cash flows and security selection, may cause the Fund’s performance to differ from that of the index. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises, natural disasters, climate change and related geopolitical events have led and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.
The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates ("SPDJI"), and has been licensed for use by DWS Investment Management Americas, Inc. ("DIMA"). Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC ("S&P"); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC ("Dow Jones"); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by DIMA. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2 |	DWS Equity 500 Index VIP

Performance SummaryJune 30, 2023 (Unaudited)
Fund performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund’s most recent month-end performance. Performance figures for Classes A, B and B2 differ because each class maintains a distinct expense structure. Performance does not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.
The gross expense ratios of the Fund, as stated in the fee table of each prospectus dated May 1, 2023 are 0.28%, 0.67% and 0.67% for Class A, Class B and Class B2 shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
Growth of an Assumed $10,000 Investment

Yearly periods ended June 30
S&P 500® Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Comparative Results
DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$11,675	$11,929	$14,940	$17,648	$32,665
	Average annual total return	16.75%	19.29%	14.32%	12.03%	12.57%
S&P 500 Index	Growth of $10,000	$11,689	$11,959	$15,051	$17,866	$33,535
	Average annual total return	16.89%	19.59%	14.60%	12.31%	12.86%
DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B	Growth of $10,000	$11,651	$11,884	$14,768	$17,312	$31,601
	Average annual total return	16.51%	18.84%	13.88%	11.60%	12.19%
S&P 500 Index	Growth of $10,000	$11,689	$11,959	$15,051	$17,866	$33,535
	Average annual total return	16.89%	19.59%	14.60%	12.31%	12.86%
DWS Equity 500 Index VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class B2	Growth of $10,000	$11,653	$11,885	$14,764	$17,301	$31,428
	Average annual total return	16.53%	18.85%	13.87%	11.59%	12.13%
S&P 500 Index	Growth of $10,000	$11,689	$11,959	$15,051	$17,866	$33,535
	Average annual total return	16.89%	19.59%	14.60%	12.31%	12.86%
The growth of $10,000 is cumulative.

‡	Total returns shown for periods less than one year are not annualized.

DWS Equity 500 Index VIP	| 3

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/23	12/31/22
Common Stocks	99%	100%
Cash Equivalents	1%	0%
Government & Agency Obligations	0%	0%
	100%	100%

Sector Diversification (As a % of Common Stocks)	6/30/23	12/31/22
Information Technology	28%	26%
Health Care	13%	16%
Financials	12%	12%
Consumer Discretionary	11%	10%
Industrials	9%	8%
Communication Services	8%	7%
Consumer Staples	7%	7%
Energy	4%	5%
Utilities	3%	3%
Materials	3%	3%
Real Estate	2%	3%
	100%	100%

Ten Largest Equity Holdings at June 30, 2023 (31.4% of Net Assets)
1Apple, Inc.	7.6%
Designs, manufactures and markets personal computers and related computing and mobile-communication devices
2Microsoft Corp.	6.8%
Develops, manufactures, licenses, sells and supports software products
3Alphabet, Inc.	3.5%
Holding company with subsidiaries that provide web-based search, maps, hardware products and various software applications
4Amazon.com, Inc.	3.1%
Online retailer offering a wide range of products
5NVIDIA Corp.	2.8%
Designs, develops and markets three dimensional (3D) graphic processors
6Tesla, Inc.	1.9%
Designs,manufactures and sells high-perfomance electric vehicles and electric vehicle powertrain components
7Meta Platforms, Inc.	1.7%
Operator of social networking web site
8Berkshire Hathaway, Inc.	1.6%
Holding company of insurance business and a variety of other businesses
9UnitedHealth Group, Inc.	1.2%
Operator of organized health systems
10Exxon Mobil Corp.	1.2%
Explorer and producer of oil and gas
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 5.
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com and is available free of charge by contacting your financial intermediary or, if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with the SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.

Portfolio Manager
Brent Reeder
Senior Vice President, Northern Trust Investments, Inc., Subadvisor to the Fund

4 |	DWS Equity 500 Index VIP

Investment Portfolioas of June 30, 2023 (Unaudited)

	Shares	Value ($)
Common Stocks 99.1%
Communication Services 8.3%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	126,693	2,020,753
Verizon Communications, Inc.	74,339	2,764,668
		4,785,421
Entertainment 1.4%
Activision Blizzard, Inc.*	12,636	1,065,215
Electronic Arts, Inc.	4,613	598,306
Live Nation Entertainment, Inc.*	2,564	233,606
Netflix, Inc.*	7,865	3,464,454
Take-Two Interactive Software, Inc.*	2,801	412,195
Walt Disney Co.*	32,313	2,884,905
Warner Bros Discovery, Inc.*	39,180	491,317
		9,149,998
Interactive Media & Services 5.3%
Alphabet, Inc. "A"*	105,123	12,583,223
Alphabet, Inc. "C"*	90,403	10,936,051
Match Group, Inc.*	4,907	205,358
Meta Platforms, Inc. "A"*	39,137	11,231,536
		34,956,168
Media 0.7%
Charter Communications, Inc. "A"*	1,835	674,124
Comcast Corp. "A"	73,581	3,057,291
Fox Corp. "A"	4,767	162,078
Fox Corp. "B"	2,400	76,536
Interpublic Group of Companies, Inc.	6,780	261,572
News Corp. "A"	6,585	128,407
News Corp. "B"	2,250	44,370
Omnicom Group, Inc.	3,532	336,070
Paramount Global "B"	9,072	144,336
		4,884,784
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.*	10,184	1,414,557
Consumer Discretionary 10.6%
Automobile Components 0.1%
Aptiv PLC*	4,849	495,034
BorgWarner, Inc.	4,092	200,140
		695,174
Automobiles 2.2%
Ford Motor Co.	69,439	1,050,612
General Motors Co.	24,658	950,812
Tesla, Inc.*	47,658	12,475,435
		14,476,859
	Shares	Value ($)
Broadline Retail 3.2%
Amazon.com, Inc.*	157,920	20,586,451
eBay, Inc.	9,439	421,829
Etsy, Inc.*	2,196	185,804
		21,194,084
Distributors 0.1%
Genuine Parts Co.	2,503	423,583
LKQ Corp.	4,452	259,418
Pool Corp.	688	257,752
		940,753
Hotels, Restaurants & Leisure 2.1%
Booking Holdings, Inc.*	653	1,763,316
Caesars Entertainment, Inc.*	3,733	190,271
Carnival Corp.*	17,392	327,491
Chipotle Mexican Grill, Inc.*	491	1,050,249
Darden Restaurants, Inc.	2,142	357,885
Domino's Pizza, Inc.	620	208,934
Expedia Group, Inc.*	2,516	275,225
Hilton Worldwide Holdings, Inc.	4,682	681,465
Las Vegas Sands Corp.*	5,828	338,024
Marriott International, Inc. "A"	4,567	838,912
McDonald's Corp.	12,911	3,852,772
MGM Resorts International	5,324	233,830
Norwegian Cruise Line Holdings Ltd.*	7,483	162,905
Royal Caribbean Cruises Ltd.*	3,892	403,756
Starbucks Corp.	20,270	2,007,946
Wynn Resorts Ltd.	1,836	193,900
Yum! Brands, Inc.	4,956	686,654
		13,573,535
Household Durables 0.4%
D.R. Horton, Inc.	5,523	672,094
Garmin Ltd.	2,690	280,540
Lennar Corp. "A"	4,465	559,509
Mohawk Industries, Inc.*	953	98,312
Newell Brands, Inc.	6,800	59,160
NVR, Inc.*	54	342,934
PulteGroup, Inc.	3,981	309,244
Whirlpool Corp.	955	142,094
		2,463,887
Leisure Products 0.0%
Hasbro, Inc.	2,360	152,857
Specialty Retail 2.1%
Advance Auto Parts, Inc.	1,060	74,518
AutoZone, Inc.*	325	810,342
Bath & Body Works, Inc.	4,043	151,612
Best Buy Co., Inc.	3,513	287,890
CarMax, Inc.*	2,793	233,774
Home Depot, Inc.	17,914	5,564,805
Lowe's Companies, Inc.	10,549	2,380,909
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 5

	Shares	Value ($)
O'Reilly Automotive, Inc.*	1,076	1,027,903
Ross Stores, Inc.	6,083	682,087
TJX Companies, Inc.	20,349	1,725,392
Tractor Supply Co.	1,928	426,281
Ulta Beauty, Inc.*	884	416,006
		13,781,519
Textiles, Apparel & Luxury Goods 0.4%
NIKE, Inc. "B"	21,778	2,403,638
Ralph Lauren Corp.	715	88,159
Tapestry, Inc.	4,125	176,550
VF Corp.	6,006	114,655
		2,783,002
Consumer Staples 6.6%
Beverages 1.7%
Brown-Forman Corp. "B"	3,293	219,906
Coca-Cola Co.	68,810	4,143,738
Constellation Brands, Inc. "A"	2,866	705,408
Keurig Dr Pepper, Inc.	14,832	463,797
Molson Coors Beverage Co. "B"	3,352	220,696
Monster Beverage Corp.*	13,506	775,785
PepsiCo, Inc.	24,372	4,514,182
		11,043,512
Consumer Staples Distribution & Retail 1.8%
Costco Wholesale Corp.	7,844	4,223,053
Dollar General Corp.	3,871	657,218
Dollar Tree, Inc.*	3,674	527,219
Kroger Co.	11,512	541,064
Sysco Corp.	8,921	661,938
Target Corp.	8,170	1,077,623
Walgreens Boots Alliance, Inc.	12,837	365,726
Walmart, Inc.	24,810	3,899,636
		11,953,477
Food Products 1.0%
Archer-Daniels-Midland Co.	9,701	733,008
Bunge Ltd.	2,633	248,424
Campbell Soup Co.	3,586	163,916
Conagra Brands, Inc.	8,538	287,901
General Mills, Inc.	10,371	795,456
Hormel Foods Corp.	5,150	207,133
Kellogg Co.	4,619	311,321
Kraft Heinz Co.	14,133	501,721
Lamb Weston Holdings, Inc.	2,524	290,134
McCormick & Co., Inc.	4,441	387,388
Mondelez International, Inc. "A"	24,062	1,755,082
The Hershey Co.	2,611	651,967
The J.M. Smucker Co.	1,873	276,586
Tyson Foods, Inc. "A"	5,087	259,640
		6,869,677
Household Products 1.4%
Church & Dwight Co., Inc.	4,316	432,593
	Shares	Value ($)
Clorox Co.	2,178	346,389
Colgate-Palmolive Co.	14,621	1,126,402
Kimberly-Clark Corp.	5,984	826,151
Procter & Gamble Co.	41,685	6,325,282
		9,056,817
Personal Care Products 0.1%
Estee Lauder Companies, Inc. "A"	4,112	807,514
Tobacco 0.6%
Altria Group, Inc.	31,568	1,430,031
Philip Morris International, Inc.	27,452	2,679,864
		4,109,895
Energy 4.1%
Energy Equipment & Services 0.4%
Baker Hughes Co.	17,903	565,914
Halliburton Co.	15,943	525,959
Schlumberger NV	25,115	1,233,649
		2,325,522
Oil, Gas & Consumable Fuels 3.7%
APA Corp.	5,443	185,987
Chevron Corp.	30,829	4,850,943
ConocoPhillips	21,419	2,219,223
Coterra Energy, Inc.	13,375	338,387
Devon Energy Corp.	11,334	547,886
Diamondback Energy, Inc.	3,196	419,827
EOG Resources, Inc.	10,345	1,183,882
EQT Corp.	6,402	263,314
Exxon Mobil Corp.	71,538	7,672,450
Hess Corp.	4,915	668,194
Kinder Morgan, Inc.	34,794	599,153
Marathon Oil Corp.	10,908	251,102
Marathon Petroleum Corp.	7,510	875,666
Occidental Petroleum Corp.	12,714	747,583
ONEOK, Inc.	7,986	492,896
Phillips 66	8,122	774,676
Pioneer Natural Resources Co.	4,132	856,068
Targa Resources Corp.	3,971	302,193
Valero Energy Corp.	6,396	750,251
Williams Companies, Inc.	21,477	700,795
		24,700,476
Financials 12.3%
Banks 3.0%
Bank of America Corp.	122,671	3,519,431
Citigroup, Inc.	34,378	1,582,763
Citizens Financial Group, Inc.	8,495	221,549
Comerica, Inc.	2,308	97,767
Fifth Third Bancorp.	11,886	311,532
Huntington Bancshares, Inc.	25,787	277,984
JPMorgan Chase & Co.	51,706	7,520,121
KeyCorp.	16,565	153,061
M&T Bank Corp.	2,964	366,825
The accompanying notes are an integral part of the financial statements.

6 |	DWS Equity 500 Index VIP

	Shares	Value ($)
PNC Financial Services Group, Inc.	7,047	887,570
Regions Financial Corp.	16,534	294,636
Truist Financial Corp.	23,396	710,068
U.S. Bancorp.	24,550	811,132
Wells Fargo & Co.	66,403	2,834,080
Zions Bancorp. NA	2,813	75,557
		19,664,076
Capital Markets 2.6%
Ameriprise Financial, Inc.	1,843	612,171
Bank of New York Mellon Corp.	12,683	564,647
BlackRock, Inc.	2,648	1,830,139
Cboe Global Markets, Inc.	1,884	260,011
Charles Schwab Corp.	26,285	1,489,834
CME Group, Inc.	6,387	1,183,447
FactSet Research Systems, Inc.	688	275,647
Franklin Resources, Inc.	5,014	133,924
Intercontinental Exchange, Inc.	9,927	1,122,545
Invesco Ltd.	8,046	135,253
MarketAxess Holdings, Inc.	668	174,628
Moody's Corp.	2,793	971,182
Morgan Stanley	23,049	1,968,385
MSCI, Inc.	1,416	664,515
Nasdaq, Inc.	6,096	303,886
Northern Trust Corp.	3,736	276,987
Raymond James Financial, Inc.	3,368	349,497
S&P Global, Inc.	5,800	2,325,162
State Street Corp.	5,905	432,128
T. Rowe Price Group, Inc.	3,952	442,703
The Goldman Sachs Group, Inc.	5,883	1,897,503
		17,414,194
Consumer Finance 0.5%
American Express Co.	10,520	1,832,584
Capital One Financial Corp.	6,717	734,638
Discover Financial Services	4,496	525,358
Synchrony Financial	7,611	258,165
		3,350,745
Financial Services 4.2%
Berkshire Hathaway, Inc. "B"*	31,554	10,759,914
Fidelity National Information Services, Inc.	10,483	573,420
Fiserv, Inc.*	10,917	1,377,179
FleetCor Technologies, Inc.*	1,300	326,404
Global Payments, Inc.	4,630	456,148
Jack Henry & Associates, Inc.	1,306	218,533
Mastercard, Inc. "A"	14,802	5,821,627
PayPal Holdings, Inc.*	19,723	1,316,116
Visa, Inc. "A"	28,626	6,798,102
		27,647,443
	Shares	Value ($)
Insurance 2.0%
Aflac, Inc.	9,723	678,665
Allstate Corp.	4,644	506,382
American International Group, Inc.	12,795	736,224
Aon PLC "A"	3,609	1,245,827
Arch Capital Group Ltd.*	6,589	493,187
Arthur J. Gallagher & Co.	3,770	827,779
Assurant, Inc.	925	116,291
Brown & Brown, Inc.	4,166	286,787
Chubb Ltd.	7,309	1,407,421
Cincinnati Financial Corp.	2,773	269,868
Everest Re Group Ltd.	762	260,497
Globe Life, Inc.	1,553	170,240
Hartford Financial Services Group, Inc.	5,517	397,334
Lincoln National Corp.	2,884	74,292
Loews Corp.	3,303	196,132
Marsh & McLennan Companies, Inc.	8,742	1,644,195
MetLife, Inc.	11,368	642,633
Principal Financial Group, Inc.	3,987	302,374
Progressive Corp.	10,394	1,375,854
Prudential Financial, Inc.	6,434	567,608
Travelers Companies, Inc.	4,094	710,964
W.R. Berkley Corp.	3,627	216,024
Willis Towers Watson PLC	1,911	450,041
		13,576,619
Health Care 13.3%
Biotechnology 1.9%
AbbVie, Inc.	31,203	4,203,980
Amgen, Inc.	9,447	2,097,423
Biogen, Inc.*	2,559	728,931
Gilead Sciences, Inc.	22,149	1,707,024
Incyte Corp.*	3,300	205,425
Moderna, Inc.*	5,797	704,336
Regeneron Pharmaceuticals, Inc.*	1,910	1,372,411
Vertex Pharmaceuticals, Inc.*	4,553	1,602,246
		12,621,776
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	30,743	3,351,602
Align Technology, Inc.*	1,257	444,525
Baxter International, Inc.	9,065	413,001
Becton, Dickinson & Co.	5,032	1,328,498
Boston Scientific Corp.*	25,399	1,373,832
DENTSPLY SIRONA, Inc.	3,844	153,837
DexCom, Inc.*	6,858	881,322
Edwards Lifesciences Corp.*	10,708	1,010,086
GE HealthCare Technologies, Inc.*	6,917	561,937
Hologic, Inc.*	4,339	351,329
IDEXX Laboratories, Inc.*	1,467	736,771
Insulet Corp.*	1,248	359,848
Intuitive Surgical, Inc.*	6,198	2,119,344
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 7

	Shares	Value ($)
Medtronic PLC	23,526	2,072,641
ResMed, Inc.	2,591	566,134
STERIS PLC	1,775	399,340
Stryker Corp.	5,984	1,825,659
Teleflex, Inc.	846	204,757
The Cooper Companies, Inc.	880	337,418
Zimmer Biomet Holdings, Inc.	3,673	534,789
		19,026,670
Health Care Providers & Services 2.8%
AmerisourceBergen Corp.	2,864	551,120
Cardinal Health, Inc.	4,501	425,660
Centene Corp.*	9,729	656,221
Cigna Group	5,230	1,467,538
CVS Health Corp.	22,679	1,567,799
DaVita, Inc.*	936	94,040
Elevance Health, Inc.	4,188	1,860,686
HCA Healthcare, Inc.	3,651	1,108,005
Henry Schein, Inc.*	2,296	186,206
Humana, Inc.	2,220	992,629
Laboratory Corp. of America Holdings	1,563	377,199
McKesson Corp.	2,401	1,025,971
Molina Healthcare, Inc.*	1,046	315,097
Quest Diagnostics, Inc.	1,947	273,670
UnitedHealth Group, Inc.	16,464	7,913,257
Universal Health Services, Inc. "B"	1,111	175,282
		18,990,380
Life Sciences Tools & Services 1.6%
Agilent Technologies, Inc.	5,240	630,110
Bio-Rad Laboratories, Inc. "A"*	374	141,791
Bio-Techne Corp.	2,811	229,462
Charles River Laboratories International, Inc.*	933	196,163
Danaher Corp.	11,745	2,818,800
Illumina, Inc.*	2,778	520,847
IQVIA Holdings, Inc.*	3,282	737,695
Mettler-Toledo International, Inc.*	389	510,228
Revvity, Inc.	2,202	261,576
Thermo Fisher Scientific, Inc.	6,822	3,559,378
Waters Corp.*	1,059	282,266
West Pharmaceutical Services, Inc.	1,311	501,418
		10,389,734
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	37,126	2,374,208
Catalent, Inc.*	3,163	137,148
Eli Lilly & Co.	13,940	6,537,581
Johnson & Johnson	45,962	7,607,630
Merck & Co., Inc.	44,878	5,178,473
Organon & Co.	4,721	98,244
Pfizer, Inc.	99,843	3,662,241
	Shares	Value ($)
Viatris, Inc.	21,497	214,540
Zoetis, Inc.	8,163	1,405,750
		27,215,815
Industrials 8.4%
Aerospace & Defense 1.6%
Axon Enterprise, Inc.*	1,217	237,461
Boeing Co.*	9,995	2,110,544
General Dynamics Corp.	4,005	861,676
Howmet Aerospace, Inc.	6,511	322,685
Huntington Ingalls Industries, Inc.	705	160,458
L3Harris Technologies, Inc.	3,367	659,158
Lockheed Martin Corp.	3,990	1,836,916
Northrop Grumman Corp.	2,526	1,151,351
Raytheon Technologies Corp.	25,865	2,533,735
Textron, Inc.	3,546	239,816
TransDigm Group, Inc.	917	819,954
		10,933,754
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	2,045	192,946
Expeditors International of Washington, Inc.	2,692	326,082
FedEx Corp.	4,089	1,013,663
United Parcel Service, Inc. "B"	12,816	2,297,268
		3,829,959
Building Products 0.4%
A.O. Smith Corp.	2,295	167,030
Allegion PLC	1,610	193,232
Carrier Global Corp.	14,747	733,074
Johnson Controls International PLC	12,174	829,536
Masco Corp.	3,960	227,225
Trane Technologies PLC	4,054	775,368
		2,925,465
Commercial Services & Supplies 0.5%
Cintas Corp.	1,532	761,526
Copart, Inc.*	7,584	691,737
Republic Services, Inc.	3,680	563,666
Rollins, Inc.	4,153	177,873
Waste Management, Inc.	6,540	1,134,167
		3,328,969
Construction & Engineering 0.1%
Quanta Services, Inc.	2,560	502,912
Electrical Equipment 0.6%
AMETEK, Inc.	4,106	664,679
Eaton Corp. PLC	7,060	1,419,766
Emerson Electric Co.	10,117	914,476
Generac Holdings, Inc.*	1,102	164,341
Rockwell Automation, Inc.	2,026	667,466
		3,830,728
The accompanying notes are an integral part of the financial statements.

8 |	DWS Equity 500 Index VIP

	Shares	Value ($)
Ground Transportation 0.8%
CSX Corp.	35,885	1,223,678
J.B. Hunt Transport Services, Inc.	1,490	269,735
Norfolk Southern Corp.	4,031	914,070
Old Dominion Freight Line, Inc.	1,598	590,860
Union Pacific Corp.	10,776	2,204,985
		5,203,328
Industrial Conglomerates 0.8%
3M Co.	9,754	976,278
General Electric Co.	19,265	2,116,260
Honeywell International, Inc.	11,760	2,440,200
		5,532,738
Machinery 1.8%
Caterpillar, Inc.	9,116	2,242,992
Cummins, Inc.	2,494	611,429
Deere & Co.	4,769	1,932,351
Dover Corp.	2,478	365,876
Fortive Corp.	6,308	471,649
IDEX Corp.	1,319	283,928
Illinois Tool Works, Inc.	4,882	1,221,281
Ingersoll Rand, Inc.	7,148	467,193
Nordson Corp.	938	232,793
Otis Worldwide Corp.	7,328	652,265
PACCAR, Inc.	9,251	773,846
Parker-Hannifin Corp.	2,269	885,001
Pentair PLC	2,958	191,087
Snap-on, Inc.	930	268,017
Stanley Black & Decker, Inc.	2,690	252,080
Westinghouse Air Brake Technologies Corp.	3,185	349,299
Xylem, Inc.	4,245	478,072
		11,679,159
Passenger Airlines 0.2%
Alaska Air Group, Inc.*	2,169	115,347
American Airlines Group, Inc.*	11,533	206,902
Delta Air Lines, Inc.*	11,471	545,331
Southwest Airlines Co.	10,356	374,991
United Airlines Holdings, Inc.*	5,834	320,112
		1,562,683
Professional Services 0.7%
Automatic Data Processing, Inc.	7,305	1,605,566
Broadridge Financial Solutions, Inc.	2,101	347,989
Ceridian HCM Holding, Inc.*	2,730	182,828
Equifax, Inc.	2,167	509,895
Jacobs Solutions, Inc.	2,221	264,055
Leidos Holdings, Inc.	2,463	217,926
Paychex, Inc.	5,673	634,638
Paycom Software, Inc.	857	275,303
	Shares	Value ($)
Robert Half International, Inc.	1,913	143,896
Verisk Analytics, Inc.	2,559	578,411
		4,760,507
Trading Companies & Distributors 0.3%
Fastenal Co.	10,086	594,973
United Rentals, Inc.	1,214	540,679
W.W. Grainger, Inc.	789	622,198
		1,757,850
Information Technology 28.0%
Communications Equipment 0.9%
Arista Networks, Inc.*	4,419	716,143
Cisco Systems, Inc.	72,513	3,751,823
F5, Inc.*	1,033	151,087
Juniper Networks, Inc.	5,797	181,620
Motorola Solutions, Inc.	2,969	870,748
		5,671,421
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. "A"	10,486	890,786
CDW Corp.	2,419	443,887
Corning, Inc.	13,682	479,417
Keysight Technologies, Inc.*	3,149	527,300
TE Connectivity Ltd.	5,539	776,346
Teledyne Technologies, Inc.*	825	339,166
Trimble, Inc.*	4,449	235,530
Zebra Technologies Corp. "A"*	899	265,951
		3,958,383
IT Services 1.1%
Accenture PLC "A"	11,188	3,452,393
Akamai Technologies, Inc.*	2,686	241,391
Cognizant Technology Solutions Corp. "A"	9,003	587,716
DXC Technology Co.*	3,974	106,185
EPAM Systems, Inc.*	1,030	231,493
Gartner, Inc.*	1,398	489,733
International Business Machines Corp.	16,056	2,148,453
VeriSign, Inc.*	1,599	361,326
		7,618,690
Semiconductors & Semiconductor Equipment 7.3%
Advanced Micro Devices, Inc.*	28,489	3,245,182
Analog Devices, Inc.	8,945	1,742,576
Applied Materials, Inc.	14,957	2,161,885
Broadcom, Inc.	7,377	6,399,031
Enphase Energy, Inc.*	2,412	403,962
First Solar, Inc.*	1,762	334,939
Intel Corp.	73,776	2,467,069
KLA Corp.	2,429	1,178,114
Lam Research Corp.	2,377	1,528,078
Microchip Technology, Inc.	9,693	868,396
Micron Technology, Inc.	19,387	1,223,514
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 9

	Shares	Value ($)
Monolithic Power Systems, Inc.	792	427,862
NVIDIA Corp.	43,755	18,509,240
NXP Semiconductors NV	4,584	938,253
ON Semiconductor Corp.*	7,631	721,740
Qorvo, Inc.*	1,747	178,246
QUALCOMM, Inc.	19,705	2,345,683
Skyworks Solutions, Inc.	2,794	309,268
SolarEdge Technologies, Inc.*	1,003	269,857
Teradyne, Inc.	2,734	304,376
Texas Instruments, Inc.	16,057	2,890,581
		48,447,852
Software 10.2%
Adobe, Inc.*	8,115	3,968,154
ANSYS, Inc.*	1,532	505,974
Autodesk, Inc.*	3,785	774,449
Cadence Design Systems, Inc.*	4,826	1,131,793
Fair Isaac Corp.*	446	360,908
Fortinet, Inc.*	11,506	869,739
Gen Digital, Inc.	10,102	187,392
Intuit, Inc.	4,959	2,272,164
Microsoft Corp.	131,550	44,798,037
Oracle Corp.	27,237	3,243,654
Palo Alto Networks, Inc.*	5,354	1,368,000
PTC, Inc.*	1,900	270,370
Roper Technologies, Inc.	1,882	904,866
Salesforce, Inc.*	17,319	3,658,812
ServiceNow, Inc.*	3,602	2,024,216
Synopsys, Inc.*	2,704	1,177,349
Tyler Technologies, Inc.*	739	307,771
		67,823,648
Technology Hardware, Storage & Peripherals 7.9%
Apple, Inc.	261,570	50,736,733
Hewlett Packard Enterprise Co.	23,043	387,122
HP, Inc.	15,495	475,851
NetApp, Inc.	3,813	291,313
Seagate Technology Holdings PLC	3,388	209,616
Western Digital Corp.*	5,544	210,284
		52,310,919
Materials 2.5%
Chemicals 1.7%
Air Products & Chemicals, Inc.	3,923	1,175,056
Albemarle Corp.	2,076	463,135
Celanese Corp.	1,753	202,997
CF Industries Holdings, Inc.	3,449	239,430
Corteva, Inc.	12,644	724,501
Dow, Inc.	12,436	662,341
DuPont de Nemours, Inc.	8,105	579,021
Eastman Chemical Co.	2,127	178,073
Ecolab, Inc.	4,398	821,063
	Shares	Value ($)
FMC Corp.	2,245	234,243
International Flavors & Fragrances, Inc.	4,578	364,363
Linde PLC	8,655	3,298,247
LyondellBasell Industries NV "A"	4,461	409,654
PPG Industries, Inc.	4,154	616,038
Sherwin-Williams Co.	4,146	1,100,846
The Mosaic Co.	5,855	204,925
		11,273,933
Construction Materials 0.2%
Martin Marietta Materials, Inc.	1,095	505,550
Vulcan Materials Co.	2,347	529,108
		1,034,658
Containers & Packaging 0.2%
Amcor PLC	25,717	256,656
Avery Dennison Corp.	1,463	251,343
Ball Corp.	5,536	322,250
International Paper Co.	6,257	199,035
Packaging Corp. of America	1,637	216,346
Sealed Air Corp.	2,482	99,280
Westrock Co.	4,438	129,013
		1,473,923
Metals & Mining 0.4%
Freeport-McMoRan, Inc.	25,359	1,014,360
Newmont Corp.	14,065	600,013
Nucor Corp.	4,414	723,808
Steel Dynamics, Inc.	2,901	316,006
		2,654,187
Real Estate 2.5%
Health Care REITs 0.2%
Healthpeak Properties, Inc.	9,588	192,719
Ventas, Inc.	7,071	334,246
Welltower, Inc.	8,784	710,538
		1,237,503
Hotel & Resort REITs 0.0%
Host Hotels & Resorts, Inc.	12,762	214,785
Industrial REITs 0.3%
Prologis, Inc.	16,326	2,002,057
Office REITs 0.1%
Alexandria Real Estate Equities, Inc.	2,772	314,594
Boston Properties, Inc.	2,591	149,216
		463,810
Real Estate Management & Development 0.2%
CBRE Group, Inc. "A"*	5,496	443,582
CoStar Group, Inc.*	7,182	639,198
		1,082,780
Residential REITs 0.3%
AvalonBay Communities, Inc.	2,476	468,633
Camden Property Trust	1,902	207,071
The accompanying notes are an integral part of the financial statements.

10 |	DWS Equity 500 Index VIP

	Shares	Value ($)
Equity Residential	6,090	401,757
Essex Property Trust, Inc.	1,134	265,696
Invitation Homes, Inc.	10,415	358,276
Mid-America Apartment Communities, Inc.	2,090	317,387
UDR, Inc.	5,380	231,125
		2,249,945
Retail REITs 0.3%
Federal Realty Investment Trust	1,234	119,414
Kimco Realty Corp.	11,100	218,892
Realty Income Corp.	11,853	708,691
Regency Centers Corp.	2,740	169,250
Simon Property Group, Inc.	5,774	666,781
		1,883,028
Specialized REITs 1.1%
American Tower Corp.	8,238	1,597,678
Crown Castle, Inc.	7,673	874,261
Digital Realty Trust, Inc.	5,149	586,317
Equinix, Inc.	1,654	1,296,637
Extra Space Storage, Inc.	2,398	356,942
Iron Mountain, Inc.	5,153	292,793
Public Storage	2,803	818,140
SBA Communications Corp.	1,939	449,383
VICI Properties, Inc.	17,703	556,405
Weyerhaeuser Co.	12,900	432,279
		7,260,835
Utilities 2.5%
Electric Utilities 1.7%
Alliant Energy Corp.	4,520	237,210
American Electric Power Co., Inc.	9,087	765,125
Constellation Energy Corp.	5,744	525,863
Duke Energy Corp.	13,695	1,228,989
Edison International	6,768	470,038
Entergy Corp.	3,711	361,340
Evergy, Inc.	4,030	235,433
Eversource Energy	6,212	440,555
Exelon Corp.	17,651	719,102
FirstEnergy Corp.	9,740	378,691
NextEra Energy, Inc.	35,790	2,655,618
NRG Energy, Inc.	4,165	155,729
PG&E Corp.*	28,862	498,735
Pinnacle West Capital Corp.	1,999	162,839
PPL Corp.	12,915	341,731
Southern Co.	19,268	1,353,577
Xcel Energy, Inc.	9,701	603,111
		11,133,686
	Shares	Value ($)
Gas Utilities 0.0%
Atmos Energy Corp.	2,572	299,227
Independent Power & Renewable Electricity Producers 0.0%
AES Corp.	11,987	248,491
Multi-Utilities 0.7%
Ameren Corp.	4,525	369,557
CenterPoint Energy, Inc.	11,053	322,195
CMS Energy Corp.	5,092	299,155
Consolidated Edison, Inc.	6,107	552,073
Dominion Energy, Inc.	14,781	765,508
DTE Energy Co.	3,611	397,282
NiSource, Inc.	7,349	200,995
Public Service Enterprise Group, Inc.	8,786	550,091
Sempra Energy	5,581	812,538
WEC Energy Group, Inc.	5,639	497,585
		4,766,979
Water Utilities 0.1%
American Water Works Co., Inc.	3,452	492,773
Total Common Stocks (Cost $241,962,882)		657,468,505

	Principal Amount ($)	Value ($)
Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 4.8% (a), 10/26/2023 (b) (Cost $422,872)	430,000	422,857

	Shares	Value ($)
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 5.13% (c) (Cost $5,529,637)	5,529,637	5,529,637

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $247,915,391)	100.0	663,420,999
Other Assets and Liabilities, Net	0.0	168,267
Net Assets	100.0	663,589,266
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 11

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2023 are as follows:
Value ($) at 12/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2023	Value ($) at 6/30/2023
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.03% (c) (d)
165,065	—	165,065 (e)	—	—	111	—	—	—
Cash Equivalents 0.8%
DWS Central Cash Management Government Fund, 5.13% (c)
1,297,774	46,413,683	42,181,820	—	—	100,094	—	5,529,637	5,529,637
1,462,839	46,413,683	42,346,885	—	—	100,205	—	5,529,637	5,529,637

*	Non-income producing security.
(a)	Annualized yield at time of purchase; not a coupon rate.
(b)	At June 30, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2023.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
At June 30, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	9/15/2023	27	5,966,730	6,059,138	92,408
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$657,468,505	$—	$—	$657,468,505
Government & Agency Obligations	—	422,857	—	422,857
Short-Term Investments	5,529,637	—	—	5,529,637
Derivatives (b)
Futures Contracts	92,408	—	—	92,408
Total	$663,090,550	$422,857	$—	$663,513,407

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

12 |	DWS Equity 500 Index VIP

Statement of Assets and Liabilities
Statement of Operations
as of June 30, 2023 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $242,385,754)	$657,891,362
Investment in DWS Central Cash Management Government Fund (cost $5,529,637)	5,529,637
Cash	3,765
Receivable for Fund shares sold	1,698
Dividends receivable	427,485
Interest receivable	25,212
Receivable for variation margin on futures contracts	92,501
Other assets	3,960
Total assets	663,975,620
Liabilities
Payable for Fund shares redeemed	151,665
Accrued management fee	77,188
Accrued Trustees' fees	2,395
Other accrued expenses and payables	155,106
Total liabilities	386,354
Net assets, at value	$663,589,266
Net Assets Consist of
Distributable earnings (loss)	437,676,705
Paid-in capital	225,912,561
Net assets, at value	$663,589,266
Net Asset Value
Class A
Net Asset Value, offering and redemption price per share ($610,168,191 ÷ 24,414,209 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$24.99
Class B
Net Asset Value, offering and redemption price per share ($50,783,832 ÷ 2,027,902 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$25.04
Class B2
Net Asset Value, offering and redemption price per share ($2,637,243 ÷ 105,191 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$25.07
for the six months ended June 30, 2023 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $1,429)	$5,241,422
Interest	12,322
Income distributions — DWS Central Cash Management Government Fund	100,094
Securities lending income, net of borrower rebates	111
Total income	5,353,949
Expenses:
Management fee	467,511
Administration fee	302,323
Services to shareholders	750
Record keeping fee (Class B and Class B-2)	37,711
Distribution service fees (Class B and Class B-2)	69,313
Custodian fee	5,853
Professional fees	36,286
Reports to shareholders	15,009
Trustees' fees and expenses	14,295
Other	22,170
Total expenses before expense reductions	971,221
Expense reductions	(49,505)
Total expenses after expense reductions	921,716
Net investment income	4,432,233
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	24,524,009
Futures	862,077
25,386,086
Change in net unrealized appreciation (depreciation) on:
Investments	67,990,518
Futures	196,192
68,186,710
Net gain (loss)	93,572,796
Net increase (decrease) in net assets resulting from operations	$98,005,029
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 13

Statements of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31,
Increase (Decrease) in Net Assets	(Unaudited)	2022
Operations:
Net investment income	$4,432,233	$8,542,532
Net realized gain (loss)	25,386,086	33,934,074
Change in net unrealized appreciation (depreciation)	68,186,710	(184,104,989)
Net increase (decrease) in net assets resulting from operations	98,005,029	(141,628,383)
Distributions to shareholders:
Class A	(38,664,426)	(42,243,291)
Class B	(2,971,027)	(3,161,213)
Class B2	(159,941)	(1,142,904)
Total distributions	(41,795,394)	(46,547,408)
Fund share transactions:
Class A
Proceeds from shares sold	9,938,347	24,641,760
Reinvestment of distributions	38,664,426	42,243,291
Payments for shares redeemed	(33,557,663)	(71,401,621)
Net increase (decrease) in net assets from Class A share transactions	15,045,110	(4,516,570)
Class B
Proceeds from shares sold	3,299,498	8,799,484
Reinvestment of distributions	2,971,027	3,161,213
Payments for shares redeemed	(3,042,169)	(10,018,364)
Net increase (decrease) in net assets from Class B share transactions	3,228,356	1,942,333
Class B2
Proceeds from shares sold	78,830	87,831
Reinvestment of distributions	159,941	1,142,904
Payments for shares redeemed	(13,920,355)	(1,749,644)
Net increase (decrease) in net assets from Class B2 share transactions	(13,681,584)	(518,909)
Increase (decrease) in net assets	60,801,517	(191,268,937)
Net assets at beginning of period	602,787,749	794,056,686
Net assets at end of period	$663,589,266	$602,787,749
The accompanying notes are an integral part of the financial statements.

14 |	DWS Equity 500 Index VIP

Statements of Changes in Net Assets

	Six Months Ended June 30, 2023	Year Ended December 31,
Other Information	(Unaudited)	2022
Class A
Shares outstanding at beginning of period	23,699,901	23,787,108
Shares sold	417,712	992,800
Shares issued to shareholders in reinvestment of distributions	1,695,808	1,708,871
Shares redeemed	(1,399,212)	(2,788,878)
Net increase (decrease) in Class A shares	714,308	(87,207)
Shares outstanding at end of period	24,414,209	23,699,901
Class B
Shares outstanding at beginning of period	1,885,936	1,814,686
Shares sold	138,179	344,087
Shares issued to shareholders in reinvestment of distributions	129,966	127,571
Shares redeemed	(126,179)	(400,408)
Net increase (decrease) in Class B shares	141,966	71,250
Shares outstanding at end of period	2,027,902	1,885,936
Class B2
Shares outstanding at beginning of period	655,653	676,257
Shares sold	3,281	3,714
Shares issued to shareholders in reinvestment of distributions	6,988	46,067
Shares redeemed	(560,731)	(70,385)
Net increase (decrease) in Class B2 shares	(550,462)	(20,604)
Shares outstanding at end of period	105,191	655,653
The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 15

Financial Highlights
DWS Equity 500 Index VIP — Class A
	Six Months Ended 6/30/23	Years Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$22.97	$30.22	$24.97	$23.14	$18.90	$22.19
Income (loss) from investment operations:
Net investment income[a]	.17	.33	.31	.34	.35	.37
Net realized and unrealized gain (loss)	3.52	(5.75)	6.55	3.23	5.37	(1.31)
Total from investment operations	3.69	(5.42)	6.86	3.57	5.72	(.94 )
Less distributions from:
Net investment income	(.35 )	(.32 )	(.41 )	(.39 )	(.43 )	(.38 )
Net realized gains	(1.32)	(1.51)	(1.20)	(1.35)	(1.05)	(1.97)
Total distributions	(1.67)	(1.83)	(1.61)	(1.74)	(1.48)	(2.35)
Net asset value, end of period	$24.99	$22.97	$30.22	$24.97	$23.14	$18.90
Total Return (%)[b]	16.75 *	(18.34)	28.40	18.10	31.19	(4.65)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	610	544	719	607	561	472
Ratio of expenses before expense reductions (%)[c]	.28 **	.32	.32	.33	.35	.34
Ratio of expenses after expense reductions (%)[c]	.26 **	.26	.26	.26	.27	.30
Ratio of net investment income (%)	1.46 **	1.33	1.14	1.56	1.68	1.73
Portfolio turnover rate (%)	1 *	2	2	4	3	3

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized

The accompanying notes are an integral part of the financial statements.

16 |	DWS Equity 500 Index VIP

DWS Equity 500 Index VIP — Class B
	Six Months Ended 6/30/23	Years Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$22.97	$30.20	$24.95	$23.12	$18.89	$22.17
Income (loss) from investment operations:
Net investment income[a]	.13	.24	.21	.26	.28	.29
Net realized and unrealized gain (loss)	3.51	(5.74)	6.54	3.23	5.35	(1.29)
Total from investment operations	3.64	(5.50)	6.75	3.49	5.63	(1.00)
Less distributions from:
Net investment income	(.25 )	(.22 )	(.30 )	(.31 )	(.35 )	(.31 )
Net realized gains	(1.32)	(1.51)	(1.20)	(1.35)	(1.05)	(1.97)
Total distributions	(1.57)	(1.73)	(1.50)	(1.66)	(1.40)	(2.28)
Net asset value, end of period	$25.04	$22.97	$30.20	$24.95	$23.12	$18.89
Total Return (%)[b]	16.51 *	(18.62)	27.91	17.63	30.66	(4.94)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	51	43	55	42	33	21
Ratio of expenses before expense reductions (%)[c]	.66 **	.71	.71	.71	.72	.71
Ratio of expenses after expense reductions (%)[c]	.65 **	.64	.64	.64	.65	.65
Ratio of net investment income (%)	1.07 **	.95	.76	1.17	1.31	1.38
Portfolio turnover rate (%)	1 *	2	2	4	3	3

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized

The accompanying notes are an integral part of the financial statements.

DWS Equity 500 Index VIP	| 17

DWS Equity 500 Index VIP — Class B2
	Six Months Ended 6/30/23	Years Ended December 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$22.99	$30.23	$24.98	$23.14	$18.90	$22.18
Income (loss) from investment operations:
Net investment income[a]	.13	.23	.21	.25	.27	.28
Net realized and unrealized gain (loss)	3.52	(5.74)	6.54	3.24	5.36	(1.30)
Total from investment operations	3.65	(5.51)	6.75	3.49	5.63	(1.02)
Less distributions from:
Net investment income	(.25 )	(.22 )	(.30 )	(.30 )	(.34 )	(.29 )
Net realized gains	(1.32)	(1.51)	(1.20)	(1.35)	(1.05)	(1.97)
Total distributions	(1.57)	(1.73)	(1.50)	(1.65)	(1.39)	(2.26)
Net asset value, end of period	$25.07	$22.99	$30.23	$24.98	$23.14	$18.90
Total Return (%)[b]	16.53 *	(18.64)	27.86	17.64	30.64	(5.00)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	15	20	18	17	15
Ratio of expenses before expense reductions (%)[c]	.67 **	.71	.72	.72	.74	.73
Ratio of expenses after expense reductions (%)[c]	.65 **	.65	.65	.65	.67	.70
Ratio of net investment income (%)	1.08 **	.94	.75	1.17	1.28	1.32
Portfolio turnover rate (%)	1 *	2	2	4	3	3

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Expense ratio does not reflect charges and fees associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

18 |	DWS Equity 500 Index VIP

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
Deutsche DWS Investments VIT Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. DWS Equity 500 Index VIP (the “Fund”) is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (“Participating Insurance Companies”).
Multiple Classes of Shares of Beneficial Interest. The Fund offers three classes of shares (Class A shares, Class B shares and Class B2 shares). Class B and Class B2 shares are subject to Rule 12b-1 distribution fees under the 1940 Act and recordkeeping fees equal to an annual rate of up to 0.25% and of up to 0.15%, respectively, of the average daily net assets of the Class B and Class B2 shares of the Fund. Class A shares are not subject to such fees.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fees and recordkeeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.
The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor”) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor's Pricing Committee (the “Pricing Committee”) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.
Debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

DWS Equity 500 Index VIP	| 19

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.
Securities Lending. Deutsche Bank AG, as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended  June 30, 2023, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.07% annualized effective rate as of June 30, 2023) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of June 30, 2023, the Fund had no securities on loan.
Federal Income Taxes. The Fund is treated as a separate taxpayer as provided for in the Internal Revenue Code of 1986, as amended (the “Code”). It is the Fund's policy to comply with the requirements of the Code, which are applicable to regulated investment companies, and to distribute all of its taxable income to the separate accounts of the Participating Insurance Companies which hold its shares.
At June 30, 2023, the aggregate cost of investments for federal income tax purposes was $255,681,571. The net unrealized appreciation for all investments based on tax cost was $407,739,428. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $427,079,965 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $19,340,537.
The Fund has reviewed the tax positions for the open tax years as of December 31, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of

20 |	DWS Equity 500 Index VIP

available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, investments in derivatives, the realized tax character on distributions from certain securities and income related to restructuring of certain securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT”) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended June 30, 2023, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default. Upon a futures contract close out or expiration, realized gain or loss is recognized.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of June 30, 2023, is included in a table following the Fund’s Investment Portfolio. For the six months ended June 30, 2023, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $2,703,000 to $9,724,000.

DWS Equity 500 Index VIP	| 21

The following table summarizes the value of the Fund's derivative instruments held as of June 30, 2023 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Assets Derivative	Futures Contracts
Equity Contracts (a)	$92,408
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended June 30, 2023 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$862,077
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$196,192
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts
C.
Purchases and Sales of Securities
During the six months ended June 30, 2023, purchases and sales of investment securities (excluding short-term investments) aggregated $3,225,332 and $38,642,536, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor. Northern Trust Investments, Inc. (“NTI”) serves as subadvisor. As a subadvisor to the Fund, NTI makes investment decisions and buys and sells securities for the Fund. NTI is paid by the Advisor for the services NTI provides to the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund’s average daily net assets	.150%
Next $1 billion of such net assets	.125%
Over $2 billion of such net assets	.100%
Accordingly, for the six months ended June 30, 2023, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund’s average daily net assets.
For the period from January 1, 2023 through April 30, 2024 (through April 30, 2023 for Class B shares), the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as

22 |	DWS Equity 500 Index VIP

extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	.26%
Class B	.64%
Class B2	.65%
Effective May 1, 2023 through April 30, 2024, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Class B shares to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 0.65%.
For the six months ended June 30, 2023, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$44,557
Class B	3,945
Class B2	1,003
$49,505
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2023, the Administration Fee was $302,323, of which $51,812 is unpaid.
Distribution Service Agreement. DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, is the Fund’s distributor. In accordance with the Distribution Plan, DDI receives 12b-1 fees of up to 0.25% of the average daily net assets of Class B and B2 shares. For the six months ended June 30, 2023, the Distribution Service Fees were as follows:
Distribution Service Fees	Total Aggregated	Unpaid at June 30, 2023
Class B	$57,323	$10,201
Class B2	11,990	529
	$69,313	$10,730
Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C”) (name changed from DST Systems, Inc. effective January 1, 2023), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2023, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at June 30, 2023
Class A	$313	$103
Class B	60	15
Class B2	37	11
	$410	$129
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended June 30, 2023, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $3,063, of which $170 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

DWS Equity 500 Index VIP	| 23

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
Securities Lending Agent Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the six months ended June 30, 2023, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $9.
E.
Ownership of the Fund
At June 30, 2023, two participating insurance companies were owners of record of 10% or more of the total outstanding Class A shares of the Fund, each owning 50% and 15%, respectively. One participating insurance company was owner of record of 10% or more of the total outstanding Class B shares of the Fund, owning 90%. One participating insurance company was owner of record of 10% or more of the total outstanding Class B2 shares of the Fund, owning 100%.
F.
Line of Credit
The Fund and other affiliated funds (the “Participants”) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at June 30, 2023.

24 |	DWS Equity 500 Index VIP

Other Information (Unaudited)
Regulatory Update — Tailored Shareholder Report
Effective January 24, 2023, the SEC amended the rules for mutual fund and exchange-traded fund (“ETF”) annual and semi-annual shareholder reports. The amended rules apply to mutual funds and ETFs that are registered on Form N-1A (i.e., open-end funds) and implement a new streamlined disclosure framework requiring “concise and visually engaging” shareholder reports highlighting key information, including a simplified expense presentation, performance information, portfolio holdings and certain fund statistics. The amended rules seek to simplify shareholder reporting by consolidating investor friendly data in one report and moving other data to Form N-CSR, creating a layered disclosure framework. Certain information from the Fund’s current shareholder reports, including the Fund’s investment portfolio, financial statements and financial highlights, will move to Form N-CSR. This information must be available online, delivered free of charge upon request and filed on a semiannual basis on Form N-CSR. Notably, the amended rules will require mutual funds and ETFs to prepare separate individual shareholder reports for each fund share class. The amendments also include a revised definition of “appropriate broad-based securities market index” that will affect performance presentations in the new streamlined reports and mutual fund and ETF prospectuses. The amended rules and related form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of the amended rules and form amendments on the content of the Fund’s current shareholder reports.

DWS Equity 500 Index VIP	| 25

Information About Your Fund’s Expenses (Unaudited)
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2023 to June 30, 2023).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended June 30, 2023

Actual Fund Return	Class A	Class B	Class B2
Beginning Account Value 1/1/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/23	$1,167.50	$1,165.10	$1,165.30
Expenses Paid per $1,000*	$1.40	$3.49	$3.49
Hypothetical 5% Fund Return	Class A	Class B	Class B2
Beginning Account Value 1/1/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 6/30/23	$1,023.51	$1,021.57	$1,021.57
Expenses Paid per $1,000*	$1.30	$3.26	$3.26

*
Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class B2
DWS Equity 500 Index VIP	.26%	.65%	.65%
For more information, please refer to the Fund’s prospectus.
These tables do not reflect charges and fees (“contract charges”) associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to the current and hypothetical expense calculators for Variable Insurance Products which can be found at dws.com/calculators.

26 |	DWS Equity 500 Index VIP

Liquidity Risk Management
In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DWS Investment Management Americas, Inc. (“DIMA”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). DIMA has designated a committee (the “Committee”) composed of personnel from multiple departments within DIMA and its affiliates that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by the Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.
In February 2023, as required by the Program and the Liquidity Rule, DIMA provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2021 through November 30, 2022 (the “Reporting Period”). During the Reporting Period, your Fund was predominately invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, DIMA stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. DIMA also reported that there were no material changes made to the Program during the Reporting Period.
Proxy Voting
The Trust’s policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Trust’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

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Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Equity 500 Index VIP's (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Northern Trust Investments, Inc. (“NTI”) in September 2022.
In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:
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During the entire process, all of the Fund's Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).
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The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”).
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The Board also received extensive information throughout the year regarding performance of the Fund.
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The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
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In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that,

28 |	DWS Equity 500 Index VIP

for the one-, three- and five-year periods ended December 31, 2021, the Fund’s performance (Class A shares) was in the 2nd quartile, 2nd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (4th quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2021). The Board noted that, effective October 1, 2022, in connection with the 2022 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.05%. With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2021, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing

DWS Equity 500 Index VIP	| 29

broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

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Notes

vit-equ500-3  (R-028371-12 8/23)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of Deutsche DWS Investments VIT Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/15/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/15/2023

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/15/2023